COMMON STOCK AND CONVERTIBLE PREFERRED STOCK (Details 2) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant Liability at beginning	$ 7,632	$ 764
Fair value of warrants at issuance	142	3,523
Increase in fair value	$ 2,517	3,345
Conversion of warrants in Business Combination	(10,291)
Warrant Liability ending		7,632
Series D 1 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant Liability at beginning	4,109	764
Fair value of warrants at issuance
Increase in fair value	$ 2,054	3,345
Conversion of warrants in Business Combination	(6,163)
Warrant Liability ending		4,109
Series H Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant Liability at beginning	3,523
Fair value of warrants at issuance	142	3,523
Increase in fair value	$ 463
Conversion of warrants in Business Combination	(4,128)
Warrant Liability ending		$ 3,523